Business combinations - Goodwill and Fair value of Net Assets Acquired (Details) - GBP (£) £ in Millions		Dec. 31, 2023		Dec. 31, 2022		Oct. 12, 2022	Dec. 31, 2021
Purchase consideration
Cash paid		£ 203		£ 1,301
Deferred and contingent consideration		58		45
Equity interests				3,023
Total purchase consideration		261		4,369
Fair value of net assets acquired		(88)		(1,037)
Goodwill from current-year acquisitions		173		3,332
Goodwill expected to be deductible for tax purposes		76		60
Goodwill		5,016		5,100
Contract costs		224	[1]	215	[1]		£ 75
Investments in associates	[1]	44		63
ROU assets		452	[1]	449	[1]		228
Provisions for liabilities and charges	[1]	357		381
Lease liabilities		445		460			£ 217
Loans		4,264		4,990
Long-term liabilities	[1]	71		90
Deferred tax liabilities	[1]	517		513
Accrued income		118		109
Accruals		£ 322		341
Measurement period adjustments
Purchase consideration
Goodwill				(16)		£ (16)
Contract costs						36
Investments in associates				10		11
ROU assets				(5)		(5)
Provisions for liabilities and charges						24
Lease liabilities				(7)		(8)
Loans						(11)
Long-term liabilities						11
Deferred tax liabilities				2		2
Accrued income				(2)		(3)
Accruals				4		£ 5
Terminix Global Holdings, Inc
Purchase consideration
Cash paid				1,087
Equity interests				3,023
Total purchase consideration				4,110
Fair value of net assets acquired				(950)
Goodwill from current-year acquisitions				3,160
Terminix Global Holdings, Inc | Measurement period adjustments
Purchase consideration
Fair value of net assets acquired				(16)
Goodwill from current-year acquisitions				(16)
Individually immaterial acquisitions
Purchase consideration
Cash paid				214
Deferred and contingent consideration				45
Total purchase consideration				259
Fair value of net assets acquired				(87)
Goodwill from current-year acquisitions				172
Goodwill expected to be deductible for tax purposes				£ 60

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).